UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23213

USCF MUTUAL FUNDS TRUST

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Boulevard, Suite 640 Walnut Creek, California 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1850 Mt. Diablo Boulevard, Suite 640

Walnut Creek, California 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.

The following is a copy of the Registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Semi-Annual Report | December 31, 2018

USCF Commodity Strategy Fund

USCFX | USCIX

USCF MUTUAL FUNDS TRUST
TABLE OF CONTENTS

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND, SUMMERHAVEN DYNAMIC COMMODITY INDEX TOTAL RETURNSM1, BLOOMBERG COMMODITY INDEX TOTAL RETURNSM2 AND S&P GOLDMAN SACHS COMMODITY INDEX TOTAL RETURN®3 FROM MARCH 31, 2017 (INCEPTION DATE)* TO DECEMBER 31, 2018.

The following graph shows the value as of December 31, 2018 of a $10,000 investment made on March 30, 2017 (commencement of operations) in Class I Shares. For comparative purposes, the performance of the Fund’s benchmark, SummerHaven Dynamic Commodity Index Total ReturnSM1 (“SDCITR”) and the performance of Bloomberg Commodity Index Total ReturnSM2 and S&P Goldman Sachs Commodity Index Total Return®3 are shown. Performance of Class A Shares will vary from Class I Shares due to differences in class specific fees and any applicable sales charges.

	6 Months Return	One Year Return	Annualized Since Inception Return (3/31/2017)
USCF Commodity Strategy Fund (Class A) No Load	(13.31)%	(11.06)%	(2.31)%
USCF Commodity Strategy Fund (Class A) With Load	(17.64)%	(15.51)%	(5.13)%
USCF Commodity Strategy Fund (Class I)	(13.20)%	(10.77)%	(1.98)%
SummerHaven Dynamic Commodity Index Total ReturnSM1	(13.63)%	(10.50)%	(1.07)%
Bloomberg Commodity Index Total ReturnSM2	(11.24)%	(11.25)%	(4.40)%
S&P Goldman Sachs Commodity Index Total Return®3	(21.91)%	(13.82)%	(2.30)%

*	The Fund’s performance inception date is March 31, 2017. The Fund started accruing expenses and commenced operations on March 30, 2017. The above Fund performance may differ from the Consolidated Financial Highlights due to timing differences.

2	Semi-Annual Report December 31, 2018

[1]	The SummerHaven Dynamic Commodity Index Total ReturnSM (“SDCITR”) is an index designed to reflect the performance of a fully margined and collateralized portfolio of exchange-traded commodities futures contracts. The total return of the SDCITR is based upon the market price movements of its component futures contracts and the return on the hypothetical investments used to collateralize those futures contracts. At any time, the SDCITR is comprised of 14 commodity futures contracts (the “Component Futures Contracts”), weighted equally by notional amount, selected each month based upon a universe of 27 eligible commodities and futures contracts for those commodities. The eligible futures contracts are traded on the futures exchanges in major industrialized countries, and typically have active and liquid markets. As of December 31, 2018, the universe of eligible commodities, categorized into six commodity sectors, including: energy, precious metals, industrial metals, grains, softs, and livestock. The SDCITR is rules-based and reconstituted and rebalanced monthly using quantitative formulas, subject to the constraint that each of the six commodity sectors above must be represented by at least one Component Futures Contract.
[2]	The Bloomberg Commodity Index Total ReturnSM (“BCOM”) is an index that tracks the performance of 22 broadly diversified commodity futures contracts.
[3]	The S&P Goldman Sachs Commodity Index Total Return® (“SPGSCI”) is a composite index representing the unleveraged, long-only performance of a diversified group of commodity futures contracts. The returns are calculated on a fully collateralized basis with full reinvestment.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares. Performance figures for SDCI reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return for SDCI would have been lower. Principal value and investments returns will fluctuate and investors’ shares, when sold, may be worth more or less than the original cost. To obtain the most recent month-end performance data visit www.uscfinvestments.com or call 1-800-920-0259.

The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Share price returns are based on closing prices for the Fund and do not represent the returns an investor would receive if shares were traded at other times.

3

DISCLOSURE OF FUND EXPENSES (unaudited)

As a shareholder of the USCF Commodity Strategy Fund (the “Fund”), a series of the USCF Mutual Funds Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as sales loads, and (2) ongoing costs, including management fees, distribution and service fees (with respect to Class A Shares) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 until December 31, 2018.

Actual Expenses. The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line under each share class in the table below provides information about hypothetical account values and hypothetical net expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher.

4	Semi-Annual Report December 31, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/18	Expenses Paid During the Period(a)	Annualized Expense Ratio
CLASS A
Actual Fund Return	$1,000.00	$866.10	$6.11	1.30%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.65	$6.61	1.30%
CLASS I
Actual Fund Return	$1,000.00	$867.50	$4.47	0.95%
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%

(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the classes’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

5

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited)

Besides the following listed futures contracts, treasury bills, money market funds and time deposits of the Fund and it’s wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2018.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2018 (see Security Valuation in the Consolidated Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Long Foreign Contracts

LME Aluminum Futures LA January 2019 contracts	4	$192,988	Jan-19	$(10,739)	(0.4)%
LME Tin Futures LT January 2019 contracts	2	188,560	Jan-19	6,740	0.3%
LME Zinc Futures LX January 2019 contracts	6	375,174	Jan-19	(2,799)	(0.1)%
LME Tin Futures LT April 2019 contracts	2	193,825	Apr-19	925	0.0%*
LME Zinc Futures LX May 2019 contracts	3	184,290	May-19	52	0.0%*
	17	1,134,837		(5,821)	(0.2)%
United States Contracts
NYMEX RBOB Gasoline Futures RB March 2019 contracts	3	166,156	Feb-19	680	0.0%*
ICE Cotton #2 Futures CT March 2019 contracts	5	193,095	Mar-19	(12,520)	(0.5)%
CBOT Wheat Futures W March 2019 contracts	7	195,163	Mar-19	(19,025)	(0.7)%
ICE Cocoa Futures CC March 2019 contracts	7	156,550	Mar-19	13,480	0.5%
COMEX Copper Futures HG March 2019 contracts	3	201,887	Mar-19	(3,925)	(0.1)%
CME Feeder Cattle Futures FC March 2019 contracts	3	219,713	Mar-19	413	0.0%*
NYMEX Heating Oil Futures HO April 2019 contracts	3	252,046	Mar-19	(41,878)	(1.6)%
COMEX Gold Futures GC April 2019 contracts	1	127,980	Apr-19	1,080	0.0%*

The accompanying consolidated notes are an integral part of the Financial statements.

6	Semi-Annual Report December 31, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
NYMEX Natural Gas Futures NG May 2019 contracts	7	$182,270	Apr-19	$6,170	0.2%
CME Live Cattle Futures FC April 2019 contracts	3	146,790	Apr-19	4,740	0.2%
CBOT Soybean Meal FuturesSM August 2019 contracts	6	191,460	Aug-19	(570)	(0.0)%*
CBOT Corn Futures C December 2019 contracts	9	177,925	Dec-19	950	0.0%*
	57	2,211,035		(50,405)	(2.0)%
Open Futures Contracts - Short**
Foreign Contracts
LME Aluminum Futures LA January 2019 contracts	4	(182,442)	Jan-19	136	(0.0)%*
LME Tin Futures LT January 2019 contracts	2	(184,175)	Jan-19	(11,149)	(0.4)%
LME Zinc Futures LX January 2019 contracts	6	(377,858)	Jan-19	5,434	0.2%
	12	(744,475)		(5,579)	(0.2)%
Total Open Futures Contracts***	86	$2,601,397		$(61,805)	(2.4)%

The accompanying consolidated notes are an integral part of the Financial statements.

7

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
2.19%, 1/03/2019	$50,000	$49,994	1.9%
1.76%, 1/03/2019	50,000	49,995	1.9%
2.13%, 1/10/2019	200,000	199,895	7.7%
2.19%, 1/17/2019	50,000	49,952	1.9%
2.24%, 1/17/2019	50,000	49,951	1.9%
2.20%, 1/24/2019	50,000	49,930	1.9%
2.28%, 1/24/2019	50,000	49,927	1.9%
2.18%, 1/31/2019	100,000	99,820	3.9%
2.28%, 1/31/2019	50,000	49,905	1.9%
2.32%, 2/07/2019	50,000	49,881	1.9%
2.27%, 2/07/2019	50,000	49,884	1.9%
2.34%, 2/14/2019	50,000	49,858	1.9%
2.19%, 2/14/2019	50,000	49,867	1.9%
2.20%, 2/21/2019	50,000	49,846	1.9%
2.24%, 2/28/2019	100,000	99,643	3.9%
2.34%, 3/07/2019	100,000	99,582	3.9%
2.32%, 3/14/2019	100,000	99,542	3.9%
2.33%, 3/21/2019	50,000	49,748	1.9%
2.27%, 3/28/2019	100,000	99,466	3.9%
2.38%, 4/04/2019	150,000	149,087	5.8%
2.43%, 4/18/2019	100,000	99,286	3.9%
2.42%, 4/25/2019	100,000	99,241	3.8%
2.46%, 5/02/2019	50,000	49,593	1.9%
2.47%, 5/09/2019	100,000	99,134	3.8%
2.48%, 5/23/2019	100,000	99,032	3.8%
2.44%, 6/20/2019	50,000	49,435	1.9%
2.49%, 6/27/2019	50,000	49,395	1.9%
Total Treasury Obligations (Cost $2,040,889)		$2,040,889	78.7%

United States-Money Market Funds
Fidelity Investments Money Market Funds - Government Portfolio	$165,000	$165,000	6.4%
Goldman Sachs Financial Square Funds - Government Fund - Class FS	75,000	75,000	2.9%
Total Money Market Funds (Cost $240,000)		$240,000	9.3%

The accompanying consolidated notes are an integral part of the Financial statements.

8	Semi-Annual Report December 31, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2018 (unaudited) (continued)

	Face Amount	Market Value	% of Total Net Assets
Time Deposit
Citibank, 1.77% due 01/02/2019	$198,887	$198,887	7.7%
Total Time Deposit (Cost $198,887)		$198,887	7.7%
Total Cash Equivalents (Cost $2,479,776)		$2,479,776	95.7%

	Principal Amount
Short-Term Investment
United States Treasury Obligation
U.S. Treasury Bill, 2.59%, 8/15/2019	$50,000	$49,203	1.9%
Total Treasury Obligation (Cost $49,203)		$49,203	1.9%
Total Short-Term Investment (Cost $49,203)		$49,203	1.9%
Total Investments (Cost $2,528,979)(a)		$2,467,174	95.2%
Other Assets in Excess of Liabilities		125,199	4.8%
Total Net Assets		$2,592,373	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by the same number of Futures Contracts in the corresponding long positions and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $324,636 on open futures contracts.
(a)	The aggregate cost of investments for tax purposes was $2,528,979.

Summary of Investments by Country^
United States	100.5%
United Kingdom	(0.5)
Total	100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.

The accompanying consolidated notes are an integral part of the Financial statements.

9

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2018 (unaudited)

Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$2,479,776
Short-Term Investments	49,203
Net Unrealized Appreciation (Depreciation) on Open Futures Contracts	(61,805)
2,467,174
Cash	133,398
Receivables:
From Manager	102,033
Dividends and Interest Receivable	444
Total Assets	2,703,049

Liabilities:
Payables:
Accrued Management Fees	1,710
Accrued Sub Advisor Fees	701
Accrued Distribution and Service Fees - Class A	52
Accrued Administrative Agency Fees	71,226
Accrued Miscellaneous Expenses	36,987
Total Liabilities	110,676
Total Net Assets	$2,592,373
Net Assets Consist of:
Capital Paid In	$3,346,296
Total Distributable Earnings (Loss)	(753,923)
Total Net Assets	$2,592,373
Net Asset Value Per Share:
Class A
Total Net Assets	$120,775
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	5,841
Net Asset Value	$20.68

Class I
Total Net Assets	$2,471,598
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	119,390
Net Asset Value	$20.70
Investments, at Cost	$2,528,979

The accompanying consolidated notes are an integral part of the Financial statements.

10	Semi-Annual Report December 31, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (unaudited)

Investment Income:
Dividend Income (less net foreign withholding tax $0)	$2,572
Interest Income	23,890
Total Investment Income	26,462

Expenses:
Management Fees	11,011
Sub Advisory Fess	4,536
Administrative Agency Fees	75,356
Distribution and Service Fees - Class A	161
Trustees Fees	21,250
Professional Fees	31,130
Shareholder Reporting Fees	9,874
Total Expenses	153,318
Less Fees Waived (Note 3) - Class A	(6,554)
Less Fees Waived (Note 3) - Class I	(133,462)
Net Expenses	13,302
Net Investment Income (Loss)	13,160

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Futures Contracts	(273,122)
Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts	(122,805)
Net Change in Realized and Unrealized Gain (Loss) on Futures Contracts	(395,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(382,767)

The accompanying consolidated notes are an integral part of the Financial statements.

11

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

Operations:	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018
Net Investment Income (Loss)	$13,160	$5,604
Net Realized Gain (Loss) on Futures Contracts	(273,122)	240,643
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(122,805)	81,586
Net Increase (Decrease) in Net Assets Resulting from Operations	(382,767)	327,833

Distributions to Shareholders from:
Net Investment Income	(350,323)	—
Capital Gains	—	—
Total Distributions to Shareholders	(350,323)	—

Shareholder Transactions:
Proceeds from Shares Sold - Class A	15,443	19,969
Proceeds from Shares Sold - Class I	173,962	100,795
Shares Issued as Reinvestment of Dividends and Distributions - Class A	16,956	—
Shares Issued as Reinvestment of Dividends and Distributions - Class I	333,367	—
Cost of Shares Redeemed - Class A	(1,009)	(6,056)
Cost of Shares Redeemed - Class I	(107,463)	—
Net Increase (Decrease) in Net Assets from Shares Transactions	431,256	114,708
Net Increase (Decrease) in Net Assets	(301,834)	442,541

Net Assets:
Beginning of Period	2,894,207	2,451,666
End of Period	$2,592,373	$2,894,207

Changes in Shares Outstanding:
Class A
Shares Outstanding, Beginning of Period	4,495	4,000
Shares Issued	580	710
Shares Issued in Reinvestment of Dividends and Distributions	812	—
Shares Redeemed	(46)	(215)
Shares Outstanding, End of Period	5,841	4,495

Class I
Shares Outstanding, Beginning of Period	99,610	96,000
Shares Issued	8,196	3,610
Shares Issued in Reinvestment of Dividends and Distributions	15,943	—
Shares Redeemed	(4,359)	—
Shares Outstanding, End of Period	119,390	99,610

The accompanying consolidated notes are an integral part of the Financial statements.

12	Semi-Annual Report December 31, 2018

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Class A
	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017*
Net Asset Value, Beginning of Period	$27.68	$24.50	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.05	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss)	(3.70)	3.24	(0.45)
Total Income (Loss) from Operations	(3.65)	3.18	(0.50)
Less Distributions From:
Net Investment Income (Loss)	(3.35)	—	—
Total Distributions	(3.35)	—	—
Net Asset Value, End of Period	$20.68	$27.68	$24.50

Total Return(b)	(13.31)%	12.98%	(2.04)%
Net Assets, End of Period (thousands)	$121	$124	$98
Ratios of Average Net Assets:
Gross Expenses	11.45%**	11.62%	16.76	%**
Net Expenses	1.30%**	1.30%	1.30	%**
Net Investment Income (Loss)	0.35%**	(0.24)%	(0.84	)%**
Portfolio Turnover Rate(c)	6%	25%	15%

*	Inception Date, March 31, 2017.
**	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying consolidated notes are an integral part of the Financial statements.

13

USCF MUTUAL FUNDS TRUST – USCF COMMODITY STRATEGY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIOD INDICATED:

	Class I
	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018		For the Year Ended June 30, 2017*
Net Asset Value, Beginning of Period	$27.81	$24.52		$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.09	0.03		(0.03)
Net Realized and Unrealized Gain (Loss)	(3.73)	3.26		(0.45)
Total Income (Loss) from Operations	(3.64)	3.29		(0.48)
Less Distributions From:
Net Investment Income (Loss)	(3.47)	—		—
Total Distributions	(3.47)	—		—
Net Asset Value, End of Period	$20.70	$27.81		$24.52

Total Return(b)	(13.20)%	13.42%		(1.96)%
Net Assets, End of Period (thousands)	$2,472	$2,770		$2,354
Ratios of Average Net Assets:
Gross Expenses	11.12%**	11.26%		16.50	%**
Net Expenses	0.95%**	0.95%		0.95	%**
Net Investment Income (Loss)	0.70%**	0.00	%***	(0.49	)%**
Portfolio Turnover Rate(c)	6%	25%		15%

*	Inception Date, March 31, 2017.
**	Annualized.
***	Position represents less than 0.05%.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying consolidated notes are an integral part of the Financial statements.

14	Semi-Annual Report December 31, 2018

USCF MUTUAL FUNDS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2018 (unaudited)

NOTE 1 – ORGANIZATION

The USCF Mutual Funds Trust (the “Trust”) is a Delaware statutory trust formed on July 11, 2016. The Trust is authorized to have multiple segregated series or portfolios, and may establish additional series or portfolios in the future. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one investment portfolio: the USCF Commodity Strategy Fund (the “Fund”). The Fund currently offers two classes of shares: Class A and Class I. The Fund may offer additional classes of shares in the future. The Fund issues shares of beneficial interest with $0.001 par value. The Fund is managed by USCF Advisers, LLC (the “Adviser”). The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. The Adviser is also the investment adviser for USCF Cayman Commodity 1 (the “Subsidiary”), a wholly-owned subsidiary of the Fund.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Fund is an investment company and follows the accounting and reporting guidance in FASB Topic 946.

15

Calculation of Net Asset Value Per Share

The Fund’s share price is its Net Asset Value (“NAV”) per share. The Fund determines the NAV per share of each class by dividing the Fund’s net assets (i.e., its assets less liabilities) by the total number of outstanding shares of that class.

The Fund’s NAV is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. Eastern Time, each day the NYSE is open for business (each, a “Business Day”). The NYSE is open for business Monday through Friday, except in observation of the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. NYSE holiday schedules are subject to change without notice.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Holdings that may be valued using “fair value” pricing may include, but are not limited to, holdings for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), holdings subject to non-U.S. investment limits or currency controls, and holdings affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a holding trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of holdings used by the Fund to calculate its NAV may differ from quoted or published prices for the same holdings.

The value of the Fund’s assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-Business Days). As such, the value of the Fund’s investments may change on days when you will not be able to purchase or redeem Fund shares.

Security Valuation

i. Treasuries

The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

16	Semi-Annual Report December 31, 2018

ii. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at December 31, 2018, using the fair value hierarchy:

Investments	Total	Level 1	Level 2	Level 3
Cash Equivalents:
Time Deposit	$198,887	$198,887	$—	$—
United States Treasury Obligations	2,040,889	2,040,889	—	—
United States - Money Market Funds	240,000	240,000	—	—
Total Cash Equivalents, at fair value	$2,479,776	$2,479,776	$—	$—
Short-Term Investments:
United States Treasury Obligations	$49,203	$49,203	$—	$—
Total Short-Term Investments, at fair value	$49,203	$49,203	$—	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	$(11,400)	$(11,400)	$—	$—
United States Contracts	(50,405)	(50,405)	—	—
Total Exchange-Traded Futures Contracts	$(61,805)	$(61,805)	$—	$—
Total Investments	$2,467,174	$2,467,174	$—	$—

For the period ended December 31, 2018, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

The Fund adopted the provisions of Accounting Standards Codification 815 – Derivatives and Hedging, which require presentation of qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivatives.

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Fair Value of Derivative Instruments
Derivatives not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities	Fair Value At December 31, 2018
Open Futures Contracts	Assets	$(61,805)

The Effect of Derivative Instruments on the Consolidated Statement of Operations

		For the Six Months Ended December 31, 2018
Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Open Futures Contracts	Net Realized Gain (Loss) on Futures Contracts	$(273,122)

	Net Change in Unrealized Appreciation (Depreciation) on Open Futures Contracts		$(122,805)

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

As of and during the period ended December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

18	Semi-Annual Report December 31, 2018

Federal and Other Taxes

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2018 year tax return. The Fund’s federal tax return is subject to examination by the IRS for three subsequent fiscal years.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”), in all events in a manner consistent with the provisions of the 1940 Act.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Other

The Fund follows industry practice and records security transactions on the trade date.

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NOTE 3 – RISKS

The Fund’s risks include, but are not limited, to the following:

i. Cayman Subsidiary

The Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of the Fund. The Subsidiary allows the Fund to gain exposure to certain types of commodity-linked derivative instruments and satisfy regulated investment company (“RIC”) tax requirements. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Fund may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2018, the Fund and the Subsidiary net assets were as follows:

Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
$ 2,592,373	$ 421,265	16.3%

ii. Commodity Interests and Other Derivatives

Derivatives Risk. The value of a derivative instrument, such as the Fund’s investments in Commodity Interests, depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps, collectively with the Component Futures Contracts, are called the “Commodity Interests”. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. The Fund may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other exchange-traded funds because the Fund will implement its investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

20	Semi-Annual Report December 31, 2018

Commodities Risk. Exposure to the commodities markets through investments in Commodity Interests may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Commodities Tax Risk. The Fund intends to qualify as a RIC under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it qualifies as a RIC and satisfies certain minimum distribution requirements, the Fund will not be subject to fund-level U.S. federal income tax on income and gains that it timely distributes to shareholders. To qualify as a RIC, the Fund must satisfy certain source-of-income requirements. As discussed above, the Fund intends to gain exposure to the commodities market primarily through its investment in the Subsidiary. The Fund believes based on current law that its taxable income from the Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of the Fund from the Subsidiary is treated as non-qualifying income, the Fund might fail to qualify as a RIC and be subject to federal income tax at the fund level. Such adverse effects could also, among other consequences, limit the Fund’s ability to pursue its investment strategy. The Fund seeks to manage its investments in the Subsidiary and in Commodity Interests as necessary to maintain its qualifications as a RIC.

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as investment adviser to the Fund and as such has overall responsibility for the general management and administration of the Trust pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. The Adviser provides an investment program for the Fund and manages the investment of the Fund’s assets. The Sub-Adviser, SummerHaven Investment Management, LLC (the “Sub-Adviser”) manages the Subsidiary’s investments in Commodity Interests subject to the oversight of the Adviser.

The Adviser bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees of the Trust (the “Board”) who are affiliated with the Adviser. The Adviser may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of the Fund shares. As compensation for its services and its assumption of certain expenses, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, equal to 0.80% of the Fund’s average daily net assets. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

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The Adviser also serves as investment adviser to the Subsidiary pursuant to an Investment Advisory Agreement (the “Subsidiary Investment Advisory Agreement”). The Sub-Adviser provides services to the Subsidiary pursuant to a Sub-Advisory Agreement (the “Subsidiary Sub-Advisory Agreement”). The Advisory Agreement, the Subsidiary Investment Advisory Agreement, and the Subsidiary Sub-Advisory Agreement were approved by the Board at the October 13, 2016 meeting of the Board.

Expense Limitation Agreement

The Adviser has entered into the Expense Limitation Agreement with the Fund under which the Adviser has agreed to waive and/or reimburse fees or pay Fund expenses in order to limit the Fund’s Total Annual Operating Expenses (excluding interest expenses, taxes, brokerage commissions, expenses that are capitalized in accordance with generally accepted accounting principles, expenses related to short sales, acquired fund fees and expenses, and extraordinary expenses) to 1.30% and 0.95% of the Fund’s average daily net assets for the Class A and Class I share classes, respectively. This agreement (the “Expense Limitation Agreement”) is in effect through November 1, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Limitation Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to reimburse any such waived fees or expenses more than three years after the date on which the fees or expenses were waived or reimbursed. The Expense Limitation Agreement may not be terminated or modified prior to November 1, 2019 except with the approval of the Board.

The Adviser may terminate the Expense Limitation Agreement at any time after November 1, 2019, but upon not less than 90 days’ notice to the Board. The terms of the Expense Limitation Agreement may be revised upon renewal, if renewed. The Adviser is permitted to recoup from the Fund previously waived fees or reimbursed expenses for three years from the date on which the fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed.

As of December 31, 2018, the recoupment amount of the expenses to the Adviser is as follows:

Accrued in Fiscal Year:	Amount Eligible:	Amount Recouped:	Amount Expires:
3/31/2017* – 6/30/2017	$94,905	$0	2020
7/1/2017 – 6/30/2018	$274,593	$0	2021
7/1/2018 – 12/31/2018	$148,192	$0	2022

*Inception date, March 31, 2017.

22	Semi-Annual Report December 31, 2018

Administrator and Custodian

Brown Brothers Harriman & Company (“BBH”) serves as the administrator and custodian for the Fund. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting and dividend disbursing services for the Fund and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Fund. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts: cash, securities and other assets of the Fund; keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for the Fund. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are charged to the Fund.

Fund Transfer Agent

ALPS Fund Services, Inc. serves as the Fund’s transfer agent.

Buying and Selling Fund Shares

In general, you may purchase, redeem, or exchange shares of the Fund on any business day, which is any day the NYSE is open for business, by written request via mail (USCF Commodity Strategy Fund, P.O. Box 1920, Denver, CO 80201), or by telephone at 1(844) 312-2114, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The minimum initial and subsequent investment amounts are shown below:

For Class A Shares
To open an account	$1,000
To add an account	$250
For Class I Shares
To open an account	$100,000
To add an account	None

Distributor

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the principal underwriter of the Fund’s shares. The Distributor is obligated to sell the shares of the Fund only on a best efforts basis against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

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Licensing Agreement

SummerHaven Index Management, LLC (“SHIM”), an affiliate of the Sub-Adviser, owns and maintains the SDCITR. The Adviser and SHIM have entered into a licensing agreement for the use of the SDCITR, for which the Adviser pays SHIM a licensing fee. The licensing fee is separate from the management fee paid to SummerHaven for sub-advisory services provided to the Subsidiary.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were $403,658 and $60,161, respectively.

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the Fund’s policy to qualify as a regulated investment company (“RIC”) by complying with the requirements of the Code applicable to RICs and by distributing substantially all of its earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and capital gain distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Fund. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 – TRUSTEES FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. For the fiscal period ended December 31, 2018, the Fund paid $20,000 to the Independent Trustees as regular compensation.

NOTE 9 – CASH MANAGEMENT TRANSACTIONS

The Fund subscribes to BBH Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Fund’s cash balances into overnight offshore time deposits with either BBH’s Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Fund to earn interest on cash balances.

Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction including, but not limited to, freeze, seizure, or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the BBH CMS are accounted for on a cost basis, which approximates market value.

24	Semi-Annual Report December 31, 2018

NOTE 10 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2016, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016.

The Rule was adopted to modernize the reporting of information by registered investment companies. It is designed to improve the quality and type of information that all funds provide to the SEC and investors. Among other things, the Rule requires that portfolio wide and position-level information and census information be provided in a “structured data format,” which will allow the SEC to more effectively analyze the data to respond to market and fund- specific events. There are four main components of the Rule: adoption of Form N-PORT for reporting portfolio-wide and position-level information, and the rescission of Form N-Q; adoption of Form N-CEN, for reporting census-type information, and the rescission of Form N-SAR; amendments to Regulation S-X to require (among other changes) standardized reporting of derivatives holdings in a fund’s financial statements; and amendments to Forms N-1A, N-3 and N-CSR to require certain disclosures regarding a fund’s securities lending activities. Compliance dates for the Rule are August 1, 2017 for Regulation S-X, Forms N-1A, N-3 and N-CSR amendments; June 1, 2018 for Form N-CEN and June 1, 2019 for Form N-PORT as the Funds have less than $1 billion in assets.

Management is currently evaluating the implications of above announcements and their impact on financial statement disclosures.

NOTE 11 – SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

After careful consideration, the Adviser has recommended, and the Board has approved, the liquidation and termination of the Fund pursuant to a Plan of Liquidation. Shareholder approval of the Plan of Liquidation is not required.

25

Pursuant to the Plan of Liquidation, the last day on which orders will be accepted for the sale of Fund shares will be February 22, 2019. Shareholders may continue to redeem shares of the Fund as described in the Prospectus until the Fund has been liquidated.

The Fund will liquidate on or around March 21, 2019 (the “Liquidation Date”). In connection with the liquidation and termination of the Fund, the Fund’s wholly-owned subsidiary incorporated in the Cayman Islands shall also be wound down in a manner necessary to effectuate the Fund’s Plan of Liquidation.

On or about March 14, 2019, the Fund will begin converting its portfolio assets to cash and cash equivalents. This will cause the Fund to increase its cash and cash equivalent holdings and deviate from its investment objective and principal investment strategies as stated in the Fund’s Prospectus.

On or about the Liquidation Date, the Fund will distribute its holdings pro rata to all remaining shareholders of the Fund. These distributions are taxable events for shareholders investing through taxable accounts. In addition, these payments will include accrued capital gains and dividends, if any. Each shareholder should consult its personal tax advisor concerning any particular tax situation. As calculated on the Liquidation Date, the Fund’s net asset value will reflect the costs of liquidating the Fund. Once the distributions are complete, the Fund will be terminated.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Approval of the Investment Advisory Agreements Appointing the Adviser as Investment Adviser to the Fund

In considering the approval of (1) the Investment Advisory Agreement between USCF Advisers, LLC (the “Adviser”) and the Trust on behalf of the USCF Commodity Strategy Fund (the “Fund”), (2) the Investment Advisory Agreement between the Adviser and the Fund’s wholly-owned subsidiary incorporated in the Cayman Islands, the Cayman Commodity 1 (the “Subsidiary”), and (3) the Investment Sub-Advisory Agreement between the Adviser and SummerHaven Investment Management, LLC (the “Sub-Adviser”) on behalf of the Subsidiary (collectively, the “Investment Advisory Agreements”), the Board took into account all the materials provided prior to and during the meetings of the Board on September 21, 2018 and September 27, 2018 (the “Meetings”), the presentations made, and the comprehensive discussions had during the Meetings. In its consideration of each Investment Advisory Agreement, the Board—including the Trustees who are not interested persons of the Trust (the “Independent Trustees”), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act—did not identify any single factor as all-important or controlling.

26	Semi-Annual Report December 31, 2018

Nature, Extent, and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund and the Subsidiary under the Investment Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the Meetings, including the Investment Advisory Agreements and information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the experience and capability of the Adviser’s senior management and other key personnel, including the proposed Sub-Advisory arrangement with the Sub-Adviser; the Adviser’s overall financial strength; and the quality of the Adviser’s compliance program. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be, and had been, provided by the Adviser. The Board concluded that the nature, extent and quality of the services provided by the Adviser under the Investment Advisory Agreements would benefit the Fund and the Fund’s shareholders.

Investment Performance. The Board reviewed the investment performance of the Fund by considering the Fund’s achievement of its stated objectives, the Fund’s performance compared to the performance of other funds with similar investment objectives and policies but with different advisers, and the performance of the Fund compared to the appropriate market indices and published fund averages. The Board determined that the performance of the Fund was appropriate.

Fees and Expenses. The Board reviewed the proposed advisory fee schedule for the Fund and noted that there were no changes in the fee amounts from the last time the Investment Advisory Agreements were approved. The Board then compared the proposed advisory fee and overall expense ratio to the advisory fee and overall expense ratio of other funds managed by the Adviser and other funds with similar investment strategies as the Fund. The Board noted that the Fund’s proposed fee structure was in line with its peers. The Board noted that the Adviser would be asked to approve an agreement wherein it would agree to waive fees and/or reimburse expenses for the Fund’s Class A and Class I. The Board considered how this agreement would affect the expenses borne by Fund shareholders. After further discussion, the Board concluded that the Fund’s proposed advisory fee, as well as the overall projected expense ratio, was acceptable considering the quality of the services the Fund expects to receive from the Adviser and Sub-Adviser and the level of fees paid by similar funds.

Economies of Scale. The Board considered whether economies of scale exist with respect to the management of the Fund. The Board concluded that, given the Fund’s current size, economies of scale were not being achieved at this point in time.

Profitability. The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, and whether the amount of profit would be a fair entrepreneurial profit for the management of the Fund. The Board also considered the estimated operating expenses of the Fund. The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund was not excessive.

27

Collateral Benefits. The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with the Fund. The Board considered that the Adviser was not affiliated with any of the Fund’s service providers, and therefore would not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser was not affiliated with any broker-dealer that would execute portfolio transactions on behalf of the Fund and would not receive the benefit of research provided by any such broker-dealer. As such, the Board concluded that the Adviser and its affiliates would not receive collateral benefits that would materially affect the reasonableness of the proposed advisory fees under the Investment Advisory Agreements.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee was reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Investment Advisory Agreements.

Approval of the Sub-Advisory Agreement for the Fund Appointing SummerHaven as the Sub-Adviser

In considering the approval of the Sub-Advisory Agreement, the Board took into account all the materials provided prior to and during the Meetings, the presentations made, and the comprehensive discussions had during the Meetings. In its consideration of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Sub-Adviser to the Subsidiary under the Sub-Advisory Agreement. The Board considered the written information provided to the Board prior to and during the Meetings, including information provided by the Sub-Adviser in response to the Board’s requests for information. The Board also considered the Sub-Adviser’s operations and the commodity-trading services that it provides to the Subsidiary. The Board considered the Sub-Adviser’s experience advising affiliated funds and other accounts with investment strategies similar to the Subsidiary; the experience and capability of the Sub-Adviser’s senior management and other key personnel regarding commodity trading; the Sub-Adviser’s overall financial strength; and the quality of the Sub-Adviser’s compliance program. The Board concluded that the nature, extent, and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement would benefit the Subsidiary and, as a result, the Fund and the Fund’s shareholders.

28	Semi-Annual Report December 31, 2018

Investment Performance. With respect to performance, the Board considered the performance of the Fund, as well as the manner in which the Sub-Adviser manages the commodity positions of the Subsidiary. The Board also considered the performance of the other accounts managed by the Sub-Adviser with similar investment strategies as the Subsidiary. The Board also discussed the background and experience of the Sub-Adviser’s portfolio managers. The Board concluded that based on the experience of the Sub-Adviser and the Sub-Adviser’s portfolio managers, that the Sub-Adviser has a reasonable expectation of delivering acceptable performance.

Fees and Expenses. The Board reviewed the proposed fee to be paid to the Sub-Adviser for its services to the Subsidiary. The Board concluded that the sub-advisory fees were acceptable in light of the quality of the services the Subsidiary expects to receive from the Sub-Adviser.

Economies of Scale. The Board reviewed the benefits and efficiencies of the product structure as it relates to achieving economies of scale, negotiating agreements, designing systems and integrating with existing operational support models noting that the Subsidiary’s investment structure was substantially similar to other funds managed by the Sub-Adviser. The Board further noted that, due to the size of the Fund, economies of scale did not exist at this point in time.

Profitability. The Board considered the anticipated profits to be realized by the Sub-Adviser in connection with the Sub-Advisory Agreement, and whether the amount of profit was a fair entrepreneurial profit for the management for the services to be provided. When evaluating the Sub-Adviser’s estimated profitability, the Board noted that the Sub-Advisory Agreement was negotiated at arms-length by the Adviser. The Board also considered the fee to be paid to an affiliate of the Sub-Adviser pursuant to the Licensing Agreement. The Board concluded that the Sub-Adviser’s level of profitability from its relationship with the Trust was not excessive.

Collateral Benefits. The Board considered whether the Sub-Adviser or its affiliates may receive other benefits as a result of the Sub-Adviser’s proposed relationship with the Trust. The Board acknowledged that SummerHaven Index Management, LLC (“SHIX”), an affiliate of the Sub-Adviser, receives fees under the Licensing Agreement between the Adviser and SHIX, and that the Adviser relies on that agreement to use certain names and marks. Despite this collateral benefit for the Sub-Adviser and its affiliates arising from the Sub-Adviser’s relationship with the Trust, the Board concluded that the proposed fee to be paid to the Sub-Adviser was reasonable in relation to the nature, extent, and quality of services provided.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, the Board, including the Independent Trustees, concluded that the fee to be paid to the Sub-Adviser was reasonable and, in light of the matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Sub-Advisory Agreement.

29

Investment Adviser

USCF Advisers, LLC
1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596

Administrator and Custodian

Brown Brothers Harriman & Company
50 Post Office Square
Boston, Massachusetts 02110-1548

Transfer Agent

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, Colorado 80237

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz
H. Abram Wilson
Thomas Gard

30	Semi-Annual Report December 31, 2018

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of the Fund is available without charge by contacting the Fund at 1.800.920.0259, on the Fund’s website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted such proxies since inception to the period ended December 31, 2018 is also available without charge by calling the Fund and on the SEC’s website at www.sec.gov.

ALPS Distributors, Inc.

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

31

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual report.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USCF MUTUAL FUNDS TRUST

By:	/s/ John P. Love
Name:	John P. Love
Title:	President
(Principal Executive Officer)

Date:	March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love
Name:	John P. Love
Title:	President
(Principal Executive Officer)

Date:	March 8, 2019

By:	/s/ Stuart P. Crumbaugh
Name:	Stuart P. Crumbaugh
Title:	Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	March 8, 2019